Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Risk Management [abstract]
Summary of Exposure to Various Currencies Denominated in Foreign Currency
The tables below summarize Eldorado’s exposure to the various currencies denominated in the foreign currency at December 31, 2022 and 2021, as listed below. The tables do not include amounts denominated in U.S. dollars and do not include Turkish Lira deposits equivalent to $35,000 U.S dollars as at December 31, 2022 as these deposits are protected from weakening of the Turkish Lira against the U.S. dollar.

	December 31, 2022

	Canadian dollar	Euro	Turkish lira
	$	€	TRY

Cash and cash equivalents	19,895	10,567	33,598
Accounts receivable and other	10,939	10,728	225,605
Other non-current assets	2,680	51,986	—
Investments in marketable securities	74,085	—	—
Accounts payable and other	(72,690)	(73,345)	(731,913)
Other non-current liabilities	(13,468)	(3,870)	(118,793)
Net balance	21,441	(3,934)	(591,503)

Equivalent in U.S. dollars	$16,180	$(4,271)	$(31,633)

Other foreign currency net liability exposure is equivalent to $150 U.S. dollars.
23. Financial risk management (continued)

	December 31, 2021

	Canadian dollar	Euro	Turkish lira
	$	€	TRY

Cash and cash equivalents	9,842	13,905	5,843
Accounts receivable and other	14,842	10,780	18,925
Other non-current assets	3,314	36,066	—
Investments in marketable securities	67,439	—	—
Accounts payable and other	(84,802)	(53,345)	(698,681)
Other non-current liabilities	(14,893)	(5,440)	(75,465)
Net balance	(4,258)	1,966	(749,378)

Equivalent in U.S. dollars	$(3,172)	$2,273	$(56,439)

Other foreign currency exposure is equivalent to $692 U.S. dollars.